LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2025	2024
Melco Resorts Related
2025 MRF Senior Notes, 4.875% and due 2025 (net of unamortized deferred financing costs and original issue premiums of nil and $1,732, respectively)	$—	$998,268
2026 MRF Senior Notes, 5.250% and due 2026 (net of unamortized deferred financing costs of nil and $1,256, respectively)	—	498,744
2027 MRF Senior Notes, 5.625% and due 2027 (net of unamortized deferred financing costs of $1,568 and $2,488, respectively)	598,432	597,512
2028 MRF Senior Notes, 5.750% and due 2028 (net of unamortized deferred financing costs and original issue premiums of $1,294 and $1,865, respectively)	848,706	848,135
2029 MRF Senior Notes, 5.375% and due 2029 (net of unamortized deferred financing costs and original issue premiums of $ 1,073 and $1,407, respectively)	1,148,927	1,148,593
2032 MRF Senior Notes, 7.625% and due 2032 (net of unamortized deferred financing costs of $5,016 and $5,611, respectively)	744,984	744,389
2033 MRF Senior Notes, 6.500% and due 2033 (net of unamortized deferred financing costs of $4,454)	495,546	—
MRM 2015 Credit Facilities, due 2026
MRM 2015 Term Loan	129	129
MN1 2020 Revolving Facilit ies , due 2027 (1)	886,625	158,305

	December 31,
	2025	2024

Studio City Related
2025 SCF Senior Notes, 6.000% and due 2025 (net of unamortized deferred financing costs of nil and $253, respectively)	—	221,369
2027 SCC Senior Secured Notes, 7.000% and due 2027 (net of unamortized deferred financing costs of $1,596 and $2,862, respectively)	348,404	347,138
2028 SCF Senior Notes, 6.500% and due 2028 (net of unamortized deferred financing costs of $1,582 and $2,299, respectively)	498,418	497,701

2029 SCF Senior Notes, 5.000% and due 2029 (net of unamortized deferred financing costs and original issue premiums of $2,318 and $2,990, respectively)	1,097,682	1,097,010
SCC 2021 Credit Facilities, due 2029
SCC 2021 Term Loan	129	129
SCC 2021 Revolving Facility (2)	29,944	—
SCC 2024 Revolving Facilit ies , due 2029 (3)	49,992	—

	6,747,918	7,157,422
Less: Current portion of long-term debt, net	—	(21,597)

Long-term debt, net	$6,747,918	$7,135,825

(1)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the MN1
2020
Revolving Facilit
ies
 of $15,987 and $27,135, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(2)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC
2021
Revolving Facility of $248 and $308, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(3)
As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilities of $6,836 and $8,484, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premiums)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2025 are as follows:

Year ending December 31,
2026	$129
2027	1,836,625
2028	1,350,000
2029	2,330,065
2030	—
Over 2030	1,250,000

$6,766,819